Average Annual Total Returns{- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-07 - Fidelity Managed Retirement 2025 Fund	Class K Return Before Taxes Past 1 year	Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNL Past 1 year	IXZNL Since Inception
Total	8.10%	11.41%	[1]	(1.54%)	3.04%	[1]	8.14%	10.87%	[1]

[1]	(a)From August 1, 2019